World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2014

Dates Covered
Collections Period	10/01/14 - 10/31/14
Interest Accrual Period	10/15/14 - 11/16/14
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/14	98,052,102.19	15,808
Yield Supplement Overcollateralization Amount at 09/30/14	1,328,345.47	0
Receivables Balance at 09/30/14	99,380,447.66	15,808
Principal Payments	7,718,962.61	452
Defaulted Receivables	137,922.19	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/14	1,135,670.08	0
Pool Balance at 10/31/14	90,387,892.78	15,342

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	2,701,104.48	295
Past Due 61-90 days	681,759.11	77
Past Due 91 + days	116,094.20	13
Total	3,498,957.79	385

Total 31+ Delinquent as % Ending Pool Balance	3.87%

Recoveries	95,701.07

Aggregate Net Losses/(Gains) - October 2014	42,221.12

Overcollateralization Target Amount	8,259,860.66
Actual Overcollateralization	8,259,860.66

Weighted Average APR	4.04%
Weighted Average APR, Yield Adjusted	6.12%
Weighted Average Remaining Term	19.17

Flow of Funds	$ Amount

Collections	8,178,827.86
Advances	930.16
Investment Earnings on Cash Accounts	412.07
Servicing Fee	(82,817.04)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,097,353.05

Distributions of Available Funds
(1) Class A Interest	65,352.63
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	7,664,209.41
(9) Distribution to Certificateholders	270,121.89
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	8,097,353.05

Servicing Fee	82,817.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 10/15/14	89,792,241.53
Principal Paid	7,664,209.41
Note Balance @ 11/17/14	82,128,032.12

Class A-1
Note Balance @ 10/15/14	0.00
Principal Paid	0.00
Note Balance @ 11/17/14	0.00
Note Factor @ 11/17/14	0.0000000%

Class A-2
Note Balance @ 10/15/14	0.00
Principal Paid	0.00
Note Balance @ 11/17/14	0.00
Note Factor @ 11/17/14	0.0000000%

Class A-3
Note Balance @ 10/15/14	0.00
Principal Paid	0.00
Note Balance @ 11/17/14	0.00
Note Factor @ 11/17/14	0.0000000%

Class A-4
Note Balance @ 10/15/14	41,059,241.53
Principal Paid	7,664,209.41
Note Balance @ 11/17/14	33,395,032.12
Note Factor @ 11/17/14	26.0908880%

Class B
Note Balance @ 10/15/14	24,366,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	24,366,000.00
Note Factor @ 11/17/14	100.0000000%

Class C
Note Balance @ 10/15/14	24,367,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	24,367,000.00
Note Factor @ 11/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	163,021.75
Total Principal Paid	7,664,209.41
Total Paid	7,827,231.16

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.91000%
Interest Paid	65,352.63
Principal Paid	7,664,209.41
Total Paid to A-4 Holders	7,729,562.04

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00
Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00
Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2041017
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.5955186
Total Distribution Amount	9.7996203

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.5105874
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	59.8789750
Total A-4 Distribution Amount	60.3895624

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/14	28,804.18
Balance as of 10/31/14	29,734.34
Change	930.16

Reserve Account
Balance as of 10/15/14	2,064,965.17
Investment Earnings	89.10
Investment Earnings Paid	(89.10)
Deposit/(Withdrawal)	-
Balance as of 11/17/14	2,064,965.17
Change	-

Required Reserve Amount	2,064,965.17